Defined Contribution Plan	12 Months Ended
Dec. 31, 2017
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Defined Contribution Plan
23.	Defined Contribution Plan

Since May 2012, NS2.Com Internet Ltda., a wholly-owned subsidiary of the Parent, offers to all of its employees, after their 6th month of employment, a supplementary retirement plan, aimed at assisting in supplementing retirement. It is a defined contribution plan and the contributions made by the sponsor are made on an individual basis (the contributions of sponsor are equal to the contributions made by the participant) from 1% to 6% of participant’s monthly salary, according to hierarchical level. Should the participant end the employment relationship with the Company, the balance formed by the contributions of the sponsor not used for the payment of benefits, will form a fund with an outstanding balance that may be used to compensate futures sponsor’s contributions. The plan is managed by Santander bank.

At December 31, 2015, 2016 and 2017, the Company had outstanding funds of R$354, R$504 and R$956 (US$289), respectively. For the years ended December 31, 2016 and 2017, the Company made contributions of R$331 and R$707 (US$214), respectively. As of December 31, 2016 and 2017, the number of participants in the plan corresponded to 53 and 52 employees, respectively.